Scudder Kemper Investments, Inc.
                                                         Two International Place
                                                                Boston, MA 02110
                                                                  April 17, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Investment Trust (Reg. No. 2-13628) (811-43) (the "Trust") Post Effective Amendment No. 114 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 114 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 12, 2000.

         Comments or questions concerning this certificate may be directed to the Robyn H. Reed at (617) 295-2558.


                                             Very truly yours,



                                             Investment Trust


                                             By: /s/Caroline Pearson
                                                 -------------------
                                                 Caroline Pearson
                                                 Assistant Secretary